Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Pennsylvania — 125.2%

Corporate — 2.5%
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	$1,900	$1,872,849
Montgomery County Industrial Development Authority, Refunding RB, 4.10%, 04/01/53(a)	855	864,024
Pennsylvania Economic Development Financing Authority, RB, Series A, AMT, 3.25%, 08/01/39(b)	1,950	1,378,632
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	135	135,121

		4,250,626

County/City/Special District/School District — 28.2%
Altoona Area School District, GO, Series A, AMT, (AGM), 5.00%, 12/01/36	1,180	1,233,296
Bethlehem Area School District, GO
Series A, AMT, (BAM SAW), 5.00%, 08/01/34	1,610	1,679,140
Series A, AMT, (BAM SAW), 5.00%, 08/01/35	1,210	1,261,996
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,104,511
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	610	622,334
(SAW), 5.00%, 10/01/38	920	938,614
Boyertown Area School District, Refunding GO, (SAW), 5.00%, 10/01/40	145	158,663
Bristol Township School District, GO (SAW), 5.00%, 06/01/40	775	776,131
(BAM SAW), 5.00%, 06/01/42	1,685	1,759,824
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	715	620,403
4.75%, 03/01/50	1,520	1,225,790
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,694,417
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,439,608
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	108,076
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	104,467
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	888,449
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	776,832
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	188,664
Series B, (BAM SAW), 0.00%, 10/01/34	550	359,104
Series C, (BAM SAW), 0.00%, 10/01/33	360	246,979
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	1,000,552
AMT, 5.50%, 06/30/43	2,500	2,694,038
AMT, 5.75%, 06/30/48	1,980	2,151,228
AMT, 6.00%, 06/30/61	1,305	1,457,163
School District of Philadelphia, GO, Series D, (AGM), 3.00%, 09/01/44	2,345	1,848,432
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	4,936,629
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/52	8,000	8,899,032
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/36	870	944,397
(SAW), 5.00%, 03/01/40	1,025	1,090,038

Security	Par (000)	Value

County/City/Special District/School District (continued)
Springfield School District/Delaware County, GO (continued) (SAW), 5.00%, 03/01/43	$775	$819,200
State Public School Building Authority, RB(c)
(AGM), 0.00%, 12/15/23	1,980	1,940,022
(AGM), 0.00%, 12/15/24	1,980	1,879,252
(AGM), 0.00%, 12/15/25	1,770	1,629,271

		48,476,552

Education — 21.8%
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	160	151,401
5.00%, 10/01/49	430	386,484
Chester County Industrial Development Authority, RB, 4.00%, 12/01/51	3,600	3,427,700
Delaware County Authority, RB
5.00%, 08/01/40	1,005	1,033,005
5.00%, 08/01/45	1,610	1,640,387
East Hempfield Township Industrial Development Authority, RB(d)
5.00%, 07/01/23	785	787,197
5.00%, 07/01/25	1,255	1,309,337
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	238,660
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,156,982
Pennsylvania Higher Education Assistance Agency, RB
Series A, AMT, 2.63%, 06/01/42	1,085	919,747
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	264,531
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	2,000	2,043,440
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/37	1,325	1,198,219
5.00%, 05/01/41	500	521,367
Series A, 5.25%, 07/15/23(d)	1,580	1,586,273
Series A, 5.50%, 07/15/23(d)	385	386,721
Series A, 5.00%, 11/01/31	845	922,074
Series A, (AGM), 4.00%, 05/01/50	4,645	4,443,597
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	280	264,721
5.00%, 06/15/39	335	314,553
4.00%, 12/01/48	3,300	3,185,569
5.00%, 06/15/49	935	829,659
5.00%, 06/15/50	575	530,689
5.25%, 11/01/52	1,355	1,450,159
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	294,929
4.00%, 05/01/42	1,445	1,054,091
Series 2015, 5.00%, 04/01/45	2,170	2,205,362
Series A, 5.25%, 06/15/52	375	343,380
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, (AGM), 3.84%, 11/01/38(a)	2,390	2,390,000
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/38	830	836,739
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 4.22%, 02/15/24(a)	1,380	1,381,097

		37,498,070

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 30.7%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	$2,000	$2,177,262
Series D2, 4.56%, 11/15/47(a)	1,040	1,050,986
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,660,805
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	3,321,292
Series A, 5.00%, 04/01/47	700	717,896
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/51	1,000	735,032
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	940	928,514
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(d)	255	263,052
5.00%, 01/01/29(d)	580	656,611
4.00%, 01/01/36	395	355,378
4.13%, 01/01/38	160	140,883
5.00%, 01/01/38	1,290	1,269,225
5.00%, 01/01/39	110	107,734
Doylestown Hospital Authority, RB, Series A, 5.00%, 07/01/49	500	392,910
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	1,876,788
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,497,399
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	825	802,580
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	585,544
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	420	383,064
4.00%, 12/01/49	565	506,763
Lancaster Industrial Development Authority, Refunding RB, 5.75%, 05/01/23(d)	865	865,000
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/49	665	606,484
Series A, 5.00%, 09/01/37	840	880,232
Series A, 5.00%, 09/01/48	1,100	1,126,238
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	163,109
Series C, 5.00%, 11/15/45	915	868,052
Montgomery County Industrial Development Authority, Refunding RB 5.25%, 01/01/40	220	199,767
5.00%, 12/01/46	400	377,740
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,228,062
Northampton County General Purpose Authority, Refunding RB 5.00%, 08/15/46	1,000	1,003,571
5.00%, 08/15/48	1,125	1,153,554
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,020	921,795
Series B, 4.00%, 03/15/40	8,000	8,016,960

Security	Par (000)	Value

Health (continued)
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	$1,600	$1,230,171
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	2,020,078
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,094,845
St Mary Hospital Authority, Refunding RB 5.00%, 12/01/28(d)	2,495	2,819,752
5.00%, 12/01/48	1,255	1,314,702
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,470,349

		52,790,179

Housing — 4.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 137, 2.60%, 04/01/46	2,730	1,957,126
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.15%, 10/01/42	2,000	1,968,208
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	810	537,710
Series A, 4.00%, 12/01/46	2,970	1,971,602
Series A, 4.00%, 12/01/51	805	534,390

		6,969,036

State — 7.7%
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/38	2,000	2,016,014
AMT, 5.00%, 06/30/42	7,380	7,399,380
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,814,019

		13,229,413

Tobacco — 5.9%
Commonwealth Financing Authority, RB 5.00%, 06/01/34	4,175	4,503,335
5.00%, 06/01/35	1,295	1,386,820
(AGM), 4.00%, 06/01/39	4,300	4,239,030
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	130	130,236

		10,259,421

Transportation — 14.7%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/37	1,100	1,136,034
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,110	2,209,566
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,321,761
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	500	517,605
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	2,730	2,825,108
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,036,707
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,226,121
Series A, Subordinate, 4.00%, 12/01/46	1,000	960,939
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,343,619
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	918,833
Sub-Series A-3, 0.00%, 12/01/42	4,760	1,903,100

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB 3.95%, 12/01/39(a)	$2,500	$2,500,000
Series B, 5.25%, 12/01/52	775	842,777
Series B-2, (AGM), 5.00%, 06/01/35	1,850	1,984,510
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	2,305	2,579,588

		25,306,268

Utilities — 9.7%
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	808,325
Series A, (AGM), 5.00%, 12/01/40	1,000	1,031,788
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series C, 5.50%, 06/01/47	1,900	2,119,195
Series A, AMT, 5.00%, 10/01/43	3,040	3,206,033
Series A, AMT, 5.25%, 10/01/52	810	845,053
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(d)	420	420,000
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	957,600
Oxford Area Sewer Authority, Refunding RB, (BAM), 3.00%, 07/01/46	1,255	972,422
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, 5.25%, 12/01/38(a)	1,000	1,000,000
Philadelphia Gas Works Co., Refunding RB 5.00%, 08/01/30	800	832,386
5.00%, 08/01/31	600	624,304
5.00%, 08/01/32	800	832,408
5.00%, 08/01/33	400	417,955
5.00%, 08/01/34	700	728,370
Pittsburgh Water & Sewer Authority, Refunding RB, Series C, (AGM), 4.51%, 09/01/40(a)	1,380	1,377,247
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	576,175

		16,749,261

Total Municipal Bonds in Pennsylvania		215,528,826

Puerto Rico — 4.9%

State — 4.9%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	265	248,793
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	3,575	972,089
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	389	374,087
Series A-2, Restructured, 4.78%, 07/01/58	46	42,606
Series A-2, Restructured, 4.33%, 07/01/40	519	482,094
Series B-1, Restructured, 4.75%, 07/01/53	283	264,583
Series B-1, Restructured, 5.00%, 07/01/58	3,423	3,294,880
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,505,634
Series B-2, Restructured, 4.78%, 07/01/58	274	254,275

Total Municipal Bonds in Puerto Rico		8,439,041

Total Municipal Bonds — 130.1% (Cost: $228,674,046)		223,967,867

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Pennsylvania — 14.3%

Education — 6.6%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	$11,335	$11,339,160

Health — 4.1%
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/44(d)	7,000	7,136,126

State — 3.6%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	6,000	6,127,686

Total Municipal Bonds in Pennsylvania		24,602,972

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.3% (Cost: $24,425,051)		24,602,972

Total Long-Term Investments — 144.4% (Cost: $253,099,097)		248,570,839

	Shares

Short-Term Securities

Money Market Funds — 10.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(g)(h)	17,578,289	17,576,531

Total Short-Term Securities — 10.2% (Cost: $17,576,794)		17,576,531

Total Investments — 154.6% (Cost: $270,675,891)		266,147,370

Other Assets Less Liabilities — 1.6%		2,544,289

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.3)%		(14,206,605)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.9)%		(82,369,736)

Net Assets Applicable to Common Shares — 100.0%		$172,115,318

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on March 1, 2026, is $3,123,333.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,965,312	$13,615,508	(a)	$—	$(3,112)	$(1,177)	$17,576,531	17,578,289	$173,260	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$223,967,867	$—	$223,967,867
Municipal Bonds Transferred to Tender Option Bond Trusts	—	24,602,972	—	24,602,972
Short-Term Securities
Money Market Funds	17,576,531	—	—	17,576,531

	$17,576,531	$248,570,839	$—	$266,147,370

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(14,060,000)	$—	$(14,060,000)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(96,660,000)	$—	$(96,660,000)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

5